Impairment Charges (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes To Financial Statements [Abstract]
Pre-tax impairment charges related to indefinite-lived intangibles	$ 7,800	$ 2,000	$ 59,522
Pre-tax impairment charges related to certain long-lived intangible assets			8,199
Pre-tax impairment charges related to goodwill			333,159
Net pre-tax impairment charges of intangible assets and goodwill included in depreciation and amortization (including impairments)			400,880
Income tax benefit from impairment charges reflected in earnings for the period			164,080
Impairment charges on long-lived assets included in depreciation and amortization	$ 1,803	$ 1,436	$ 1,067